Share Capital - Authorized capital (Details) - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share Capital
Number of common shares issued upon exercise of options (in shares)	100,000	5,750,000
Amount received from exercise of stock options	$ 140	$ 5,257
Amount transferred from contributed surplus to share capital	126	2,967
Proceeds from issuing shares	19,263
Net of transaction costs	$ 1,504
ATM offering
Share Capital
Shares issued (in shares)	9,320,559
Proceeds from issuing shares	$ 19,263	0
Net of transaction costs	$ 1,504	$ 0